Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of subsidiaries [line items]
Current assets	₨ 599,044		₨ 566,488	[1]		$ 8,661
Non-current assets	1,331,866		1,197,941	[1]		19,259
Current liabilities	764,962		671,118	[1]		11,061
Non-current liabilities	434,002		339,134	[1]		6,274
Equity attributable to equity holders of the Parent	581,338		596,800	[1]		8,407
Non-controlling interests	150,608		157,377	[1]		2,178
Revenue	909,012	$ 13,144	909,549	[2]	₨ 714,644
Profit / (loss) for the year	76,229	1,102	47,284	[2]	98,545
Profit / (loss) attributable to non-controlling interests	26,454	382	33,204	[2]	43,512
Profit / (loss) for the year	76,229	1,102	47,284	[2]	98,545
Other comprehensive income / (loss) during the year	6,246	91	88,453	[2]	(3,233)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	56,854	822	101,802	[2]	54,292
Total comprehensive income / (loss) attributable to non-controlling interests	25,621	371	33,935	[2]	41,020
Total comprehensive income / (loss) during the year	82,475	1,193	135,737	[2]	95,312
Net cash inflow from operating activities	208,420	3,014	348,407		212,105
Net cash (outflow) / inflow from investing activities	(133,147)	(1,925)	(52,153)		(79,910)
Net cash (outflow) from financing activities	(45,643)	(659)	(357,144)		(49,123)
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Current assets	215,744		241,462			3,119
Non-current assets	202,807		184,092			2,932
Current liabilities	76,631		59,379			1,108
Non-current liabilities	1,640		2,026			24
Equity attributable to equity holders of the Parent	220,915		236,412			3,193
Non-controlling interests	119,365		127,737			1,726
Revenue	208,336	3,012	217,761		170,457
Expenses	(130,710)	(1,890)	(125,164)		(82,878)
Profit / (loss) for the year	77,626	1,122	92,597		87,579
Profit / (loss) attributable to equity holders of the Parent	50,396	728	60,116		56,858
Profit / (loss) attributable to non-controlling interests	27,230	394	32,481		30,721
Profit / (loss) for the year	77,626	1,122	92,597		87,579
Other comprehensive income / (loss) attributable to the equity holders of the Parent	246	4	(389)		(19)
Other comprehensive income / (loss) attributable to non-controlling interests	136	2	(208)		(10)
Other comprehensive income / (loss) during the year	382	6	(597)		(29)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	50,642	732	59,726		56,839
Total comprehensive income / (loss) attributable to non-controlling interests	27,366	396	32,273		30,711
Total comprehensive income / (loss) during the year	78,008	1,128	91,999		87,550
Dividends paid / payable to non-controlling interests, including dividend tax	35,739	(517)	(14,273)		52,447
Net cash inflow from operating activities	87,806	1,270	98,367		75,772
Net cash (outflow) / inflow from investing activities	(10,917)	(158)	87,961		38,161
Net cash (outflow) from financing activities	(96,301)	(1,392)	(186,488)		(112,550)
Net cash (outflow)	(19,412)	(280)	(160)		1,383
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Current assets	27,308		20,211			395
Non-current assets	116,092		117,505			1,679
Current liabilities	59,023		49,562			853
Non-current liabilities	36,535		40,159			528
Equity attributable to equity holders of the Parent	24,399		24,478			354
Non-controlling interests	23,443		23,517			339
Revenue	100,491	1,453	87,107		56,905
Expenses	(100,287)	(1,450)	(87,189)		(56,988)
Profit / (loss) for the year	204	3	(82)		(83)
Profit / (loss) attributable to equity holders of the Parent	104	2	(42)		(42)
Profit / (loss) attributable to non-controlling interests	100	1	(40)		(41)
Profit / (loss) for the year	204	3	(82)		(83)
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(182)	(3)	273		(119)
Other comprehensive income / (loss) attributable to non-controlling interests	(174)	(2)	262		(114)
Other comprehensive income / (loss) during the year	(356)	(5)	535		(233)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	(78)	(1)	232		(161)
Total comprehensive income / (loss) attributable to non-controlling interests	(74)	(2)	222		(155)
Total comprehensive income / (loss) during the year	(152)	(3)	454		(316)
Net cash inflow from operating activities	20,610	298	7,440		7,857
Net cash (outflow) / inflow from investing activities	(5,735)	(83)	(2,000)		(6,120)
Net cash (outflow) from financing activities	(11,552)	(167)	(5,490)		(1,748)
Net cash (outflow)	3,323	48	(50)		(11)
Black Mountain Mining (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Revenue					8,281
Expenses					(6,657)
Profit / (loss) for the year					1,624
Profit / (loss) attributable to equity holders of the Parent					1,200
Profit / (loss) attributable to non-controlling interests					424
Profit / (loss) for the year					1,624
Other comprehensive income / (loss) attributable to the equity holders of the Parent					830
Other comprehensive income / (loss) attributable to non-controlling interests					290
Other comprehensive income / (loss) during the year					1,120
Total comprehensive income / (loss) attributable to the equity holders of the Parent					2,030
Total comprehensive income / (loss) attributable to non-controlling interests					714
Total comprehensive income / (loss) during the year					2,744
Net cash inflow from operating activities					5,677
Net cash (outflow) / inflow from investing activities					(3,966)
Net cash (outflow)					1,711
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Current assets	277,662		271,059			4,015
Non-current assets	430,557		359,983			6,226
Current liabilities	155,507		113,688			2,249
Non-current liabilities	121,800		79,729			1,761
Equity attributable to equity holders of the Parent	281,064		279,621			4,064
Non-controlling interests	150,608		157,377			2,178
Revenue	371,487	5,371	322,974		317,684
Expenses	(292,381)	(4,228)	(226,810)		(197,661)
Profit / (loss) for the year	79,106	1,143	96,164		120,023
Profit / (loss) attributable to equity holders of the Parent	52,652	761	62,960		76,511
Profit / (loss) attributable to non-controlling interests	26,454	382	33,204		43,512
Profit / (loss) for the year	79,106	1,143	96,164		120,023
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(2,234)	(32)	1,906		(3,271)
Other comprehensive income / (loss) attributable to non-controlling interests	(833)	(12)	731		(2,492)
Other comprehensive income / (loss) during the year	(3,067)	(44)	2,637		(5,763)
Total comprehensive income / (loss) attributable to the equity holders of the Parent	50,418	729	64,860		73,240
Total comprehensive income / (loss) attributable to non-controlling interests	25,621	371	33,935		41,020
Total comprehensive income / (loss) during the year	76,039	1,100	98,795		114,260
Dividends paid / payable to non-controlling interests, including dividend tax	35,739	(517)	(14,273)		55,165
Net cash inflow from operating activities	122,688	1,774	112,124		143,770
Net cash (outflow) / inflow from investing activities	(35,679)	(516)	73,661		(26,906)
Net cash (outflow) from financing activities	(101,141)	(1,462)	(188,279)		(120,295)
Net cash (outflow)	(14,132)	(204)	(2,494)		(3,431)
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	34,610		9,386			501
Non-current assets	111,658		58,386			1,615
Current liabilities	19,853		4,747			288
Non-current liabilities	83,625		37,544			1,209
Equity attributable to equity holders of the Parent	35,750		18,731			517
Non-controlling interests	7,800		6,123			$ 113
Revenue	62,660	906	18,106
Expenses	(61,384)	(888)	(14,457)
Profit / (loss) for the year	1,276	18	3,649
Profit / (loss) attributable to equity holders of the Parent	2,152	31	2,886
Profit / (loss) attributable to non-controlling interests	(876)	(13)	763
Profit / (loss) for the year	1,276	18	3,649
Other comprehensive income / (loss) attributable to the equity holders of the Parent	(2,298)	(33)	2,022
Other comprehensive income / (loss) attributable to non-controlling interests	(795)	(12)	677
Other comprehensive income / (loss) during the year	(3,093)	(45)	2,699
Total comprehensive income / (loss) attributable to the equity holders of the Parent	(146)	(2)	4,902
Total comprehensive income / (loss) attributable to non-controlling interests	(1,671)	(23)	1,440
Total comprehensive income / (loss) during the year	(1,817)	(25)	6,342
Net cash inflow from operating activities	14,272	206	6,317
Net cash (outflow) / inflow from investing activities	(19,027)	(275)	(12,300)
Net cash (outflow) from financing activities	6,712	97	3,699
Net cash (outflow)	₨ 1,957	$ 28	₨ (2,284)
Cairn India Limited ("Cairn") 3 [member]
Disclosure of subsidiaries [line items]
Revenue					82,041
Expenses					(51,138)
Profit / (loss) for the year					30,903
Profit / (loss) attributable to equity holders of the Parent					18,495
Profit / (loss) attributable to non-controlling interests					12,408
Profit / (loss) for the year					30,903
Other comprehensive income / (loss) attributable to the equity holders of the Parent					(3,963)
Other comprehensive income / (loss) attributable to non-controlling interests					(2,658)
Other comprehensive income / (loss) during the year					(6,621)
Total comprehensive income / (loss) attributable to the equity holders of the Parent					14,532
Total comprehensive income / (loss) attributable to non-controlling interests					9,750
Total comprehensive income / (loss) during the year					24,282
Dividends paid / payable to non-controlling interests, including dividend tax					2,718
Net cash inflow from operating activities					54,464
Net cash (outflow) / inflow from investing activities					(54,981)
Net cash (outflow) from financing activities					(5,997)
Net cash (outflow)					₨ (6,514)

[1]	Restated - Refer Note 2(b)
[2]	Restated (Refer Note 2(b))